UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07723

Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.19%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization - Europe — 11.02% (1)
Alcon, Inc.	16,700	$2,621,900	0.17%
Novartis AG	1,234,400	64,667,264	4.20%
Roche Holding AG	325,000	55,928,397	3.63%
Sanofi-Aventis SA	626,000	46,622,173	3.02%
		$169,839,734	11.02%
Major Capitalization - Far East — 2.22% (1)
Shionogi & Co., Ltd.	1,700,000	$34,238,270	2.22%
		$34,238,270	2.22%
Major Capitalization - North America — 45.50% (1)
Abbott Laboratories	1,213,000	$68,352,550	4.43%
Amgen, Inc. (2)	680,300	29,953,609	1.94%
Baxter International, Inc.	1,300,000	79,430,000	5.15%
Biogen Idec, Inc. (2)	980,000	61,495,000	3.99%
Bristol-Myers Squibb Co.	2,750,000	62,672,500	4.07%
Covidien, Ltd.	1,250,000	62,612,500	4.06%
Genentech, Inc. (2)	950,000	67,326,500	4.37%
Genzyme Corp. (2)	1,325,000	90,709,500	5.89%
Gilead Sciences, Inc. (2)	522,900	28,926,828	1.88%
Pfizer, Inc.	1,400,000	27,104,000	1.76%
Schering-Plough Corp.	3,615,200	73,750,080	4.79%
Wyeth	1,100,000	48,917,000	3.17%
		$701,250,067	45.50%
Small & Mid Capitalization - Far East — 0.35% (1)
Nichi-Iko Pharmaceutical Co., Ltd.	62,900	$1,525,810	0.10%
Sawai Pharmaceutical Co., Ltd.	52,600	2,182,407	0.14%
Towa Pharmaceutical Co., Ltd.	40,000	1,587,901	0.11%
		$5,296,118	0.35%
Small & Mid Capitalization - North America — 35.10% (1)
Alexion Pharmaceuticals, Inc. (2)	455,000	$32,464,250	2.11%
Align Technology, Inc. (2)	2,020,000	26,603,400	1.72%
Barr Pharmaceuticals, Inc. (2)	650,000	28,470,000	1.85%
BioMarin Pharmaceutical, Inc. (2)	1,200,000	45,804,000	2.97%
Exelixis, Inc. (2)	2,652,400	16,763,168	1.09%
Genomic Health, Inc. (2)	941,000	16,279,300	1.06%
Gen-Probe, Inc. (2)	1,550,000	88,257,000	5.73%
ImClone Systems, Inc. (2)	1,209,800	52,723,084	3.42%
InterMune, Inc. (2)	1,308,300	18,447,030	1.20%
Mylan Laboratories, Inc.	3,100,000	41,385,000	2.68%
NPS Pharmaceuticals, Inc. (2)	3,149,500	14,172,750	0.92%
Onyx Pharmaceuticals, Inc. (2)	1,351,200	47,751,408	3.10%
OSI Pharmaceuticals, Inc. (2)	476,500	16,820,450	1.09%
Par Pharmaceutical Cos., Inc. (2)	877,200	16,000,128	1.04%
Pharmacopeia, Inc. (2)	583,000	2,512,730	0.16%
United Therapeutics Corp. (2)	350,800	33,504,908	2.17%
Vertex Pharmaceuticals, Inc. (2)	1,500,000	42,945,000	2.79%
		$540,903,606	35.10%
Total Common Stocks (identified cost $1,284,663,403)		$1,451,527,795

1

Options — 0.00%

Description	Number of Contracts	Strike Price	Expiration Date	Value	Percentage of Net Assets
Small & Mid Capitalization - North America — 0.00%
Orchid Cellmark, Inc. (2)(3)	1,600	$21.7	7/24/2011	$16	0.00%
Orchid Cellmark, Inc. (2)(3)	649	23.5	7/24/2011	7	0.00%
Orchid Cellmark, Inc. (2)(3)	649	8.05	9/29/2011	117	0.00%
Total Options (identified cost $0)				$140

Short-Term Investments — 8.73%

	Interest
	(000’s		Percentage of
Description	omitted)	Value	Net Assets
Investment in Cash Management Portfolio, 2.38% (4)	134,585	$134,585,360	8.73%
Total Short-Term Investments (identified cost $134,585,360)		$134,585,360
Total Investments (identified cost $1,419,248,763)		$1,586,113,294	102.92%
Other Assets, Less Liabilities		$(44,958,856)	(2.92)%
Net Assets		$1,541,154,438	100.00%

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2008 was $1,969,879.

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,417,990,074
Gross unrealized appreciation	$293,471,654
Gross unrealized depreciation	(125,348,434)
Net unrealized appreciation	$168,123,220

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2008